Long-Term Incentive Plans - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended		12 Months Ended
	Feb. 03, 2023	Feb. 02, 2023	Nov. 30, 2014	Dec. 31, 2024	Dec. 31, 2022	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares repurchased in connection with tax withholding obligations (in shares)					202,796
Number of shares
Percentage of shares based on benchmark one (as a percent)				75.00%
Percentage of shares based on benchmark two (as a percent)				25.00%
Compensation expense for share based payments	$ 16.4	$ 1.0			$ 12.4
Merger Agreement
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Merger consideration (per share)	$ 32.25
2012 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance under plan						1,035,400
2015 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance under plan			6,903,076
Equivalent percentage of shares that can be issued under 2015 plan			6.00%
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting (as a percent)				25.00%
Restricted stock units
Number of shares
Accrued dividend equivalents					0.9
Restricted stock units | Executive Officer
Number of shares
Accrued dividend paid					1.3
Restricted stock units | 2015 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance period (in years)				3 years
Restricted stock units | 2015 Grant | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares received at vesting related to total RSUs granted (as a percent)				0.00%
Restricted stock units | 2015 Grant | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares received at vesting related to total RSUs granted (as a percent)				100.00%
Restricted stock units | 2016 Grant
Number of shares
Grant date fair value					$ 6.7
Restricted stock units | Grants 2019 and 2020
Number of shares
Percentage of shares based on benchmark one (as a percent)				0.005%
Percentage of shares based on benchmark two (as a percent)				0.005%
Number of years in performance period				3 years
Restricted stock units | Grants 2019, 2020, 2021 and 2022
Number of shares
Number of years in performance period				3 years
Restricted stock units | Grants 2019, 2020, 2021 and 2022 | Three Year Performance Period
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting (as a percent)				100.00%
Restricted stock units | Grants 2022
Number of shares
Number of years in performance period				3 years
Restricted stock units | Share-Based Awards Issued in 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting (as a percent)	53.00%
Restricted stock units | Share-Based Awards Issued in 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting (as a percent)	50.00%
Restricted stock units | Share-Based Awards Issued in 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting (as a percent)	33.00%